UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2018

Invesco Senior Income Trust

NYSE: VVR

2	Letters to Shareholders

3	Trust Performance

3	Share Repurchase Program Notice

4	Changes to Investment Policies

5	Dividend Reinvestment Plan

6	Schedule of Investments

28	Financial Statements

31	Notes to Financial Statements

40	Financial Highlights

41	Approval of Investment Advisory and Sub-Advisory Contracts

43	Distribution Information

44	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

     We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

     The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

     Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

     Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

     For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Senior Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/18 to 8/31/18

Trust at NAV		3.13%
Trust at Market Value		1.07
Credit Suisse Leveraged Loan Index▼		2.36

Market Price Discount to NAV as of 8/31/18	–	11.99

Source: ▼Bloomberg L.P.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated, noninvestment grade loans.

    The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2018, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the

20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Senior Income Trust

Changes to Investment Policies

The Trust primarily invests in a professionally managed portfolio of interests in floating or variable rate senior loans (“Senior Loans”) to corporations, partnerships and other entities (“Borrowers”) which operate in a variety of industries and geographical regions (including domestic and foreign entities), although the Trust currently limits investments in non-U.S. Dollar denominated loans to 5% of its total assets.

    In order for the Trust to pursue additional investment opportunities in line with its investment objective and strategies, the Board of Trustees of the Trust (the “Board”) has approved the following changes to the Trust’s investment policies, which will permit the Trust to invest to a greater degree in non-U.S. Dollar denominated loans and to increase the use of currency hedging strategies by employing futures contracts, swap contracts and forward foreign currency contracts.

    Effective on or about December 3, 2018, the Trust’s 80% policy will be revised as follows: “In normal market conditions, at least 80% of the Trust’s total assets are invested in Senior Loans (either as an Original Lender or as a purchaser of an Assignment or Participation) of domestic Borrowers or foreign

Borrowers.” Also effective on or about December 3, 2018, the Trust can use currency futures and currency swaps to hedge its exposure to foreign currencies and engage to a greater extent in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to mitigate the risk of foreign currency exposure. Spot contracts allow for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Trust can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

    Risks of Investment in Non-U.S. Issuers - The Trust may invest in Senior Loans and debt securities of Borrowers that are organized or located in countries other than the United States. The Trust’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Trust could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Trust has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Trust has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

    In addition, the restriction that the Trust may only invest up to 5% of its total assets in Senior Loans or other assets which are denominated in non-U.S. dollars is removed. The Adviser and the Board believe that by implementing these changes, the Adviser will be better able to manage the Trust’s portfolio in the best interests of shareholders and to meet the Trust’s investment objective, which is to provide a high level of current income, consistent with preservation of capital.

4 Invesco Senior Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.

Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

5 Invesco Senior Income Trust

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–129.39%(b)(c)
Aerospace & Defense–4.11%
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 08/19/2015-02/28/2018; Cost $1,628,916)	5.83%	08/11/2022	$1,643	$1,653,463
DAE Aviation Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	07/07/2022	1,804	1,810,107
Greenrock Finance, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	06/28/2024	1,726	1,735,010
IAP Worldwide Services,
First Lien Term Loan (Acquired 07/22/2014-03/16/2018; Cost $1,407,499)(d)(e)	0.00%	07/18/2019	1,407	1,407,499
First Lien Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 03/16/2018; Cost $156,389)(e)	1.46%	07/18/2019	156	156,389
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	8.83%	07/18/2019	1,834	1,813,693
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	10/04/2024	1,748	1,713,148
NAC Aviation 8 Ltd. (Ireland), Term Loan (Acquired 03/24/2017; Cost $2,184,095)	8.58%	12/31/2020	2,161	2,161,079
Peraton Corp., Term Loan (3 mo. USD LIBOR + 5.25%)(e)	7.59%	04/29/2024	1,148	1,148,263
Perspecta Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	05/30/2025	1,146	1,148,935
TransDigm Inc.,
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.58%	05/30/2025	6,763	6,755,892
Term Loan F (1 mo. USD LIBOR + 2.50%)	4.58%	06/09/2023	11,309	11,299,812
Term Loan G (1 mo. USD LIBOR + 2.50%)	4.58%	08/22/2024	40	39,691
Vectra Co.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/08/2025	815	815,292
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.33%	03/08/2026	479	480,809
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	02/28/2021	1,313	1,307,978
Xebec Global Holdings, LLC, Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 02/06/2018-07/26/2018; Cost $854,391)	7.84%	02/12/2024	861	854,602
				36,301,662

Air Transport–1.83%
American Airlines, Inc.,
Term Loan (1 mo. USD LIBOR + 1.75%)	3.81%	06/27/2025	96	94,239
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.06%	12/14/2023	1,524	1,515,699
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	4.08%	01/15/2025	9,124	9,128,055
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020	3,076	3,156,993
Mesa Airlines, Inc.,
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $217,147)	6.80%	12/01/2021	219	217,303
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $251,687)	6.80%	12/01/2021	254	251,868
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $264,956)	6.80%	03/01/2022	268	265,186
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $241,091)	6.80%	03/01/2022	244	241,300
Term Loan N947LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $262,914)	6.80%	09/01/2022	266	263,200
Term Loan N948LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $270,320)	6.80%	09/01/2022	273	270,615
Term Loan N950LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $297,475)(e)	6.80%	09/01/2022	301	297,800
Term Loan N951LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $281,676)	6.80%	09/01/2022	285	281,983
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $212,557)	6.80%	12/01/2021	215	212,710
				16,196,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Automotive–3.10%
Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.82%	09/23/2022	$25	$24,868
American Axle & Manufacturing, Inc., Term Loan B (2 mo. USD LIBOR + 2.25%)	4.37%	04/06/2024	2,097	2,100,110
Belron Finance US LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	4.84%	11/07/2024	1,140	1,145,781
CH Hold Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/01/2024	1,848	1,857,399
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.56%	05/19/2023	864	867,860
Dealer Tire, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.70%	12/22/2021	148	143,995
Mavis Tire Express Services Corp.,
Delayed Draw Term Loan(d)	0.00%	03/20/2025	246	244,026
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	1.24%	03/20/2025	14	14,201
Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/20/2025	1,619	1,609,206
Midas Intermediate Holdco II, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.08%	08/18/2021	1,723	1,645,714
Navistar Financial Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.88%	08/03/2025	1,596	1,602,183
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	11/06/2024	1,249	1,254,784
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	05/22/2024	1,338	1,347,687
Tenneco Inc., Term Loan B(f)	—	06/18/2025	4,000	4,007,814
ThermaSys Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.35%	05/03/2019	1,814	1,737,119
TI Group Automotive Systems, L.L.C., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	06/30/2025	472	473,107
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.88%	03/07/2024	2,177	2,187,928
Transtar Holding Co.,
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(e)	6.33%	04/11/2022	1,824	1,814,732
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/11/2018; Cost $568,858)(e)(g)	7.75%	04/11/2022	597	609,800
Term Loan (Acquired 04/11/2017-07/06/2017; Cost $815,662)(d)	0.00%	04/10/2022	160	159,476
Term Loan	5.08%	04/10/2022	655	651,871
Wand Intermediate I L.P., Second Lien Term Loan (2 mo. USD LIBOR + 7.25%)	9.42%	09/19/2022	857	861,890
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	04/04/2025	1,041	1,027,748
				27,389,299

Beverage & Tobacco–0.65%
AI Aqua Merger Sub, Inc.,
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	12/13/2023	774	769,708
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.33%	12/13/2023	2,999	2,990,056
Arctic Glacier U.S.A. Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	03/20/2024	710	712,482
Arterra Wines Canada, Inc. (Canada), First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.07%	12/15/2023	958	961,373
Winebow Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/27/2014; Cost $389,439)	9.58%	01/02/2022	391	295,013
				5,728,632

Building & Development–3.77%
American Builders & Contractors Supply Co., Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	4.08%	10/31/2023	2,731	2,722,494
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.32%	01/02/2025	1,903	1,897,340
Capital Automotive L.P.,
First Lien Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.58%	03/24/2024	4,067	4,075,079
Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)(e)	8.08%	03/24/2025	1,763	1,804,757
DiversiTech Holdings, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 05/18/2017; Cost $254,991)(e)	9.84%	06/02/2025	257	261,220
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.34%	06/03/2024	824	821,648
Forterra Finance, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	10/25/2023	1,322	1,241,825
HD Supply Waterworks, Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.31%	08/01/2024	608	611,605
HD Supply, Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.32%	08/13/2021	33	32,844
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.57%	10/17/2023	1,937	1,952,173

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
Janus International Group, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/12/2025		$471	$464,957
LSF10 Impala Investments S.a.r.l. (Luxembourg), Term Loan B(f)	—	07/31/2025	EUR	448	521,093
Pisces Midco Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.09%	04/12/2025		3,402	3,419,412
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	11/15/2023		3,548	3,549,653
RE/MAX, LLC, Term Loan (1 mo. USD LIBOR + 2.75%) (Acquired 12/14/2016-02/23/2017; Cost $2,070,606)	4.83%	12/15/2023		2,072	2,077,478
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.32%	02/08/2025		4,216	4,231,695
SRS Distribution Inc., Term Loan (2 mo. USD LIBOR + 3.25%)	5.44%	05/23/2025		2,330	2,280,664
Werner FinCo L.P., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	6.08%	07/24/2024		1,386	1,365,683
					33,331,620

Business Equipment & Services–14.78%
Acosta, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.33%	09/26/2021		488	380,406
Allied Universal Holdco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	07/28/2022		2,475	2,444,959
Alorica Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.83%	06/30/2022		1,346	1,349,196
Altran Technologies (France), Term Loan B (3 mo. USD LIBOR + 2.25%)	4.57%	03/20/2025		485	485,365
Asurion LLC,
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.58%	08/04/2025		10,978	11,316,006
Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.08%	08/04/2022		238	239,127
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.08%	11/03/2023		11,168	11,214,420
Blackhawk Network Holdings, Inc.,
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	5.18%	06/15/2025		2,306	2,317,328
Second Lien Term Loan (2 mo. USD LIBOR + 7.00%)	9.19%	06/15/2026		537	544,686
Blucora, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.33%	05/22/2024		1,005	1,012,963
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.60%	06/21/2024		3,202	3,222,637
Brightview Landscapes, LLC,
First Lien Revolver Loan(d)	0.00%	08/15/2023		510	471,615
Term Loan(f)	—	08/15/2025		2,688	2,694,980
Caraustar Industries, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	7.83%	03/14/2022		3,004	3,030,089
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	03/01/2024		5,679	5,688,110
Checkout Holding Corp., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.81%	04/04/2021		3,069	1,518,206
CRCI Longhorn Holdings, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.33%	08/08/2026		106	106,191
Term Loan (1 wk. USD LIBOR + 3.50%)	5.58%	08/08/2025		392	393,738
Crossmark Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	12/21/2019		1,919	1,225,659
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.83%	12/21/2020		731	78,601
Dakota Holding Corp., Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	02/13/2025		541	542,490
First Data Corp.,
Term Loan A (1 mo. USD LIBOR + 2.00%)	4.07%	04/26/2024		13,552	13,548,218
Term Loan D (1 mo. USD LIBOR + 2.00%)	4.07%	07/08/2022		54	54,150
Genesys Telecom Holdings, U.S., Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	5.58%	12/01/2023		5,927	5,948,725
GI Revelation Acquisition LLC,
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.08%	04/16/2025		1,343	1,345,287
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%) (Acquired 04/11/2018; Cost $495,171)	11.08%	04/16/2026		520	497,041
GlobalLogic Holdings Inc.,
Delayed Draw Term Loan(f)	—	08/01/2025		122	123,303
Term Loan (3 mo. USD LIBOR + 3.25%)	5.42%	08/01/2025		857	863,121
Hillman Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	05/31/2025		3,074	3,068,397
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)(e)	5.80%	06/23/2024	GBP	801	1,042,878
Information Resources, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.57%	01/18/2024		3,032	3,053,446
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan(f)	—	11/21/2024		867	864,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Iron Mountain Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.83%	01/02/2026		$1,559	$1,540,665
KAR Auction Services, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	4.63%	03/09/2023		1,651	1,659,574
Karman Buyer Corp.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	07/23/2021		369	346,406
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	5.33%	07/25/2021		4,077	3,867,285
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.81%	04/25/2025		2,904	2,929,454
Kronos Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	5.34%	11/01/2023		2,800	2,810,751
Learning Care Group (US) No. 2 Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/13/2025		570	570,019
LegalZoom.com, Inc., Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 11/17/2017; Cost $900,026)(e)	6.33%	11/21/2024		906	914,180
Monitronics International, Inc., Term Loan B-2 (3 mo. USD LIBOR + 5.50%)	7.83%	09/30/2022		2,869	2,746,336
ON Assignment, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.08%	04/02/2025		193	193,359
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.07%	03/18/2024		34	34,495
PI Lux Finco S.a.r.l. (Luxembourg), First Lien Incremental Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	01/01/2025	EUR	1,260	1,446,110
Prime Security Services Borrower, LLC,
First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.83%	05/02/2022		1,878	1,884,880
Revolver Loan(d)(e)	0.00%	05/02/2022		1,770	1,762,595
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	01/29/2025		2,516	2,515,789
Red Ventures, LLC (New Imagitas, Inc.), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	11/08/2024		1,536	1,554,177
Spin Holdco Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.59%	11/14/2022		7,819	7,850,786
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	05/01/2024		5	4,981
TNS Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.32%	08/14/2022		2,080	2,089,683
Trans Union LLC, Incremental Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.08%	06/19/2025		2,092	2,101,429
U.S. Security Associates Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	07/14/2023		1,582	1,585,947
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	5.83%	05/21/2022		1,442	1,455,783
Wash MultiFamily Acquisition Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	05/14/2022		402	403,038
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	05/14/2022		2,411	2,420,290
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	05/12/2023		21	20,456
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	05/14/2023		119	116,793
West Corp.,
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.58%	10/10/2024		1,346	1,335,018
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.08%	10/10/2024		2,897	2,890,699
WEX Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.33%	06/30/2023		916	918,856
					130,655,640

Cable & Satellite Television–7.93%
Altice Financing S.A. (Luxembourg),
Term Loan (1 mo. USD LIBOR + 2.75%)	4.81%	07/15/2025		1,260	1,224,130
Term Loan (1 mo. USD LIBOR + 2.75%)	4.81%	01/31/2026		963	933,195
Altice US Finance I Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	4.33%	07/28/2025		2,603	2,604,109
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.38%)	4.45%	01/03/2025		3,919	3,916,463
CSC Holdings, LLC,
Term Loan (1 mo. USD LIBOR + 2.25%)	4.31%	07/17/2025		8,109	8,093,390
Term Loan (1 mo. USD LIBOR + 2.50%)	4.56%	01/25/2026		2,701	2,708,517
Mediacom Illinois LLC, Term Loan N (1 wk. USD LIBOR + 1.75%)	3.71%	02/15/2024		919	917,633
Numericable-SFR S.A. (France),
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	5.75%	01/31/2026		7,280	7,024,060
Term Loan B-13(f)	—	01/31/2026		5,731	5,589,592
TDC A/S (Denmark), Term Loan B(f)	—	05/31/2025		3,647	3,681,022
Telenet Financing USD LLC,
Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.31%	08/15/2026		5,784	5,722,593
Term Loan AO (6 mo. EURIBOR + 2.50%)	2.50%	12/21/2027	EUR	1,840	2,116,671

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Unitymedia Finance LLC,
Term Loan B (1 mo. USD LIBOR + 2.25%)	4.31%	09/30/2025		$1,645	$1,643,566
Term Loan D (1 mo. USD LIBOR + 2.25%)	4.31%	01/15/2026		2,111	2,109,746
UPC Financing Partnership, Term Loan AR (1 mo. USD LIBOR + 2.50%)	4.56%	01/15/2026		8,359	8,343,288
Virgin Media Bristol LLC (United Kingdom), Term Loan K (1 mo. USD LIBOR + 2.50%)	4.56%	01/15/2026		9,605	9,611,473
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	4.56%	04/15/2025		3,933	3,872,038
					70,111,486

Chemicals & Plastics–3.94%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	01/31/2024		1,590	1,596,899
Avantor Inc.,
Term Loan (1 mo. EURIBOR + 4.25%)	4.25%	11/21/2024	EUR	1,098	1,284,797
Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	11/21/2024		4,936	5,000,170
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	05/16/2024		247	247,197
Colouroz Investment LLC (Germany),
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.34%	09/07/2021		2,026	1,920,444
Term Loan C (3 mo. USD LIBOR + 3.00%)	5.34%	09/07/2021		335	317,472
Cyanco Intermediate 2 Corp.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	03/16/2025		1,112	1,122,186
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.58%	03/16/2026		417	411,049
Diamond (BC) B.V. (Netherlands), Term Loan B (1 mo. USD LIBOR + 3.00%)	5.08%	09/06/2024		1,373	1,345,597
Encapsys, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	11/07/2024		294	295,476
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	11/07/2025		151	151,556
Ferro Corp.,
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.58%	02/14/2024		400	402,162
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.58%	02/14/2024		391	393,605
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	4.85%	08/07/2024		631	632,959
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	10/20/2024		1,612	1,613,460
HII Holding Corp.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	12/20/2019		1,594	1,597,182
Second Lien Term Loan (1 mo. USD LIBOR + 8.50%) (Acquired 07/13/2017-10/05/2017; Cost $1,181,083)	10.58%	12/20/2020		1,157	1,169,535
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	4.17%	03/31/2024		169	169,340
Invictus US NewCo LLC,
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	5.20%	03/28/2025		984	989,714
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.83%	03/25/2026		522	523,196
KMG Chemicals, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	06/15/2024		722	725,762
KPEX Holdings, Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	9.08%	01/31/2026		203	203,367
Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	01/31/2025		473	472,607
MacDermid, Inc.,
First Lien Multicurrency Revolver Loan(d)(e)	0.00%	06/07/2020		953	949,609
First Lien Revolver Loan(d)(e)	0.00%	06/07/2020		953	949,609
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.08%	06/07/2023		810	813,747
Term Loan B-7 (1 mo. USD LIBOR + 2.50%)	4.58%	06/07/2020		66	66,615
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	5.63%	10/11/2024		1,770	1,782,664
PQ Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.58%	02/08/2025		542	543,105
Proampac PG Borrower LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.73%	11/18/2023		1,531	1,528,818
Tata Chemicals North America Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.13%	08/07/2020		981	984,192
Trinseo Materials Finance, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	09/06/2024		196	195,877
Tronox Finance LLC,
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	09/22/2024		981	986,268
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	09/22/2024		2,265	2,275,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Venator Finance S.a.r.l., Term Loan (1 mo. USD LIBOR + 3.00%)(e)	5.08%	08/08/2024		$603	$604,703
Versum Materials, Term Loan (3 mo. USD LIBOR + 2.00%)	4.33%	09/29/2023		610	612,108
					34,879,043

Clothing & Textiles–1.32%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	09/26/2024		5,087	5,103,152
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.83%	09/29/2025		1,619	1,628,864
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.63%	08/21/2022		711	667,524
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.08%	05/01/2024		905	911,486
Oak Parent, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	10/26/2023		1,478	1,382,337
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.83%	04/25/2025		199	198,637
Varsity Brands Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	12/15/2024		1,782	1,786,694
					11,678,694

Conglomerates–0.47%
CTC AcquiCo GmbH (Germany),
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	12/14/2024	EUR	608	704,787
Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.56%	03/07/2025		813	806,912
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	06/27/2024		849	853,923
RGIS Services, LLC, Term Loan (3 mo. USD LIBOR + 7.50%)	9.75%	03/31/2023		1,001	943,749
Safe Fleet Holdings LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.09%	02/01/2025		579	575,204
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.84%	02/01/2026		255	254,128
					4,138,703

Containers & Glass Products–3.16%
Berlin Packaging, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	11/07/2025		3,064	3,068,474
Berry Global, Inc.,
Term Loan Q (2 mo. USD LIBOR + 2.00%)	4.19%	10/01/2022		558	558,719
Term Loan R (2 mo. USD LIBOR + 2.00%)	4.19%	01/19/2024		1,286	1,287,527
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	04/03/2024		793	791,161
Consolidated Container Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	05/22/2024		976	979,324
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(e)	6.33%	03/21/2024		3,146	3,130,729
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	5.75%	06/29/2025		2,371	2,373,756
Fort Dearborn Holding Co., Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	10/19/2023		2,453	2,355,114
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.84%	10/19/2024		203	188,306
Hoffmaster Group, Inc., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	6.08%	11/21/2023		2,057	2,068,961
Klockner Pentaplast of America, Inc.,
Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	06/30/2022		398	386,031
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	390	432,647
Multi-Color Corp., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	10/31/2024		465	466,613
Optimus Bidco S.A.S. (France), Term Loan B(f)	—	08/07/2025	EUR	228	265,378
Ranpak Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	9.31%	10/01/2022		129	130,227
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)(e)	5.33%	10/01/2021		408	408,903
Refresco Group, N.V. (Netherlands),
Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	585	672,827
Term Loan B-3 (3 mo. USD LIBOR + 3.25%)(e)	5.56%	03/28/2025		762	761,168
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	02/05/2023		4,902	4,923,612
TricorBraun Inc.,
First Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	11/30/2023		155	156,228
Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	11/30/2023		1,540	1,550,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Trident TPI Holdings, Inc.,
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.33%	10/17/2024		$749	$747,954
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR	210	243,311
					27,947,444

Cosmetics & Toiletries–1.01%
Alphabet Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	09/26/2024		3,241	3,087,355
Anastasia Parent, LLC, Term Loan(f)	—	08/02/2025		702	700,041
Coty Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	04/07/2025		3,215	3,129,657
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	7.06%	06/30/2024		1,892	1,911,383
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.08%	01/26/2024		140	140,095
					8,968,531

Drugs–2.18%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.63%	05/04/2025		4,338	4,375,118
BPA Laboratories,
First Lien Term Loan (3 mo. USD LIBOR + 5.75%) (Acquired 04/29/2014; Cost $1,841,848)	8.08%	04/29/2020		1,916	1,896,932
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	10.08%	04/29/2020		1,666	1,624,391
Catalent Pharma Solutions, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.33%	05/20/2024		58	58,024
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.38%	04/29/2024		4,174	4,205,248
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	06/02/2025		7,051	7,084,561
					19,244,274

Ecological Services & Equipment–1.45%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	4.21%	11/10/2023		2,236	2,243,263
Charah, LLC, Term Loan (1 mo. USD LIBOR + 6.25%)	8.33%	10/25/2024		907	918,776
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/09/2025		1,179	1,189,508
GFL Environmental Inc. (Canada),
Delayed Draw Term Loan(d)	0.00%	05/30/2025		175	174,071
Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	5.08%	05/30/2025		1,407	1,401,720
Patriot Container Corp.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%) (Acquired 03/16/2018; Cost $489,352)	5.57%	03/20/2025		492	493,550
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.82%	03/20/2026		416	405,460
WCA Waste Systems Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	08/12/2023		2,168	2,162,556
Wrangler Buyer Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	09/27/2024		3,828	3,852,969
					12,841,873

Electronics & Electrical–14.46%
4L Technologies Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	05/08/2020		3,076	3,024,033
Almonde, Inc. (United Kingdom),
First Lien Term Loan (1 mo. EURIBOR + 3.25%)	4.25%	06/13/2024	EUR	908	1,060,682
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	06/13/2024		4,390	4,376,567
Applied Systems, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.33%	09/19/2024		1,296	1,302,929
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.33%	09/19/2025		77	78,895
Barracuda Networks, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.31%	02/12/2025		82	82,088
Blackboard Inc., Term Loan B-4 (3 mo. USD LIBOR + 5.00%)	7.33%	06/30/2021		867	831,680
Boxer Parent Co. Inc., Term Loan(f)	—	06/28/2025		2,617	2,622,900
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)(e)	6.33%	04/17/2025		1,155	1,159,224
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	06/16/2023		5,654	5,683,892
Compuware Corp., Term Loan (3 mo. USD LIBOR + 3.50%)	5.57%	08/22/2025		695	700,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Dell International LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.08%	09/07/2023		$752	$752,508
Diebold Nixdorf, Inc.,
Term Loan A-1(f)	—	08/30/2022		2,254	2,333,122
Term Loan B (1 mo. USD LIBOR + 2.75%)	4.88%	11/06/2023		1,976	1,682,956
DigiCert Holdings, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	10/31/2024		3,295	3,313,818
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.08%	10/31/2025		391	390,127
Dynatrace LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.32%	08/22/2025		1,392	1,399,956
Second Lien Term Loan(f)	—	08/21/2026		159	160,390
Energizer Holdings, Inc., Term Loan B(f)	—	06/20/2025		1,138	1,146,232
Epicor Software Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.33%	06/01/2022		59	59,205
Everest Bidco S.A.S. (France), First Lien Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	07/04/2025	EUR	2,248	2,609,750
Go Daddy Operating Co., LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.33%	02/15/2024		3,158	3,170,623
Hyland Software, Inc.,
First Lien Term Loan 3 (1 mo. USD LIBOR + 3.25%)	5.33%	07/01/2022		1,000	1,007,664
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	07/07/2025		164	166,501
I-Logic Technologies Bidco Ltd. (United Kingdom),
Term Loan (1 mo. EURIBOR + 4.00%)	5.00%	12/23/2024	EUR	2,348	2,747,996
Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	12/23/2024		926	923,502
IGT Holding IV AB (Sweden), Term Loan B (3 mo. USD LIBOR + 3.75%) (Acquired 07/25/2017; Cost $1,367,667)(e)	6.08%	07/31/2024		1,368	1,326,637
Integrated Device Technology, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%) (Acquired 05/29/2018; Cost $865,278)(e)	4.57%	04/04/2024		862	863,123
Kemet Corp., Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 04/21/2017; Cost $1,301,291)(e)	8.08%	04/26/2024		1,335	1,362,150
MA Finance Co., LLC,
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.33%	11/19/2021		3,686	3,652,496
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.58%	06/21/2024		220	220,375
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/01/2018; Cost $1,927,842)	8.08%	05/08/2025		1,966	1,965,925
McAfee, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.57%	09/30/2024		1,949	1,967,756
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	08/15/2022		2,205	2,216,419
Micro Holding, L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	09/13/2024		1,907	1,917,393
Microchip Technology Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	05/29/2025		3,208	3,206,922
Mirion Technologies, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.98%	03/31/2022		1,307	1,302,528
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.32%	07/05/2023		1,153	1,160,342
Neustar, Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.57%	01/08/2020		537	539,210
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.57%	08/08/2024		2,908	2,921,144
Oberthur Technologies of America Corp., Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	6.08%	01/10/2024		1,098	1,104,329
OEConnection LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)(e)	6.08%	11/22/2024		1,008	1,013,099
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/22/2017; Cost $255,219)(e)	10.08%	11/22/2025		193	193,278
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.09%	03/21/2025		2,833	2,826,353
On Semiconductor Corp., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.83%	03/31/2023		2,158	2,164,333
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	3.83%	05/30/2025		71	70,948
Optiv Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.31%	02/01/2025		548	531,345
Term Loan (1 mo. USD LIBOR + 3.25%)	5.31%	02/01/2024		2,611	2,539,221
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	07/02/2025		3,502	3,498,892
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 12/15/2017; Cost $898,450)(e)	6.33%	01/02/2025		903	907,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Project Leopard Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	07/07/2023		$932	$938,196
Quest Software US Holdings Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.57%	05/18/2025		5,838	5,825,445
Renaissance Holding Corp.,
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	05/30/2025		1,045	1,043,837
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.33%	05/26/2026		349	349,301
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	04/24/2022		2,536	2,525,955
Rocket Software, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	10/14/2023		3,261	3,288,124
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	11.83%	10/14/2024		504	507,021
RP Crown Parent, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	10/12/2023		646	647,955
Sandvine Corp., Term Loan B (1 mo. USD LIBOR + 5.75%)	7.82%	09/21/2022		1,671	1,687,005
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	06/21/2024		1,488	1,488,246
Severin Acquisition, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	08/01/2025		1,475	1,473,501
SonicWall U.S. Holdings Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.82%	05/16/2025		374	373,397
SS&C Technologies, Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.33%	04/16/2025		5,730	5,740,260
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.33%	04/16/2025		2,229	2,232,960
Term Loan B-5(f)	—	04/16/2025		1,496	1,497,947
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	09/30/2023		4,025	4,043,373
TIBCO Software, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.58%	12/04/2020		614	617,131
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	09/28/2024		3,061	3,070,453
Verifone Systems, Inc., First Lien Term Loan	6.32%	08/20/2025		1,159	1,162,583
Verint Systems Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	06/28/2024		865	866,678
Vertafore, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	07/02/2025		3,501	3,498,555
Wall Street Systems Delaware, Inc., Term Loan (1 mo. USD LIBOR + 3.00%) (Acquired 11/17/2017; Cost $880,923)	5.08%	11/21/2024		883	871,891
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.58%	12/01/2023		1,819	1,808,273
					127,817,378

Financial Intermediaries–1.71%
Advisor Group, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.81%	08/15/2025		1,152	1,160,881
Edelman Financial Center, LLC (The), First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	07/21/2025		2,362	2,379,773
GEO Group, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	03/22/2024		1,283	1,279,580
LPL Holdings, Inc., Incremental Term Loan B (3 mo. USD LIBOR + 2.25%)	4.48%	09/23/2024		1,994	1,999,445
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	03/27/2020		4,019	3,912,343
RJO Holdings Corp.,
Term Loan (1 mo. USD LIBOR + 8.02%) (Acquired 04/12/2017; Cost $1,502,214)(e)	10.10%	05/05/2022		1,514	1,521,598
Term Loan (1 mo. USD LIBOR + 12.00%) (Acquired 04/12/2017; Cost $534,033)	14.08%	05/05/2022		538	541,013
SGG Holdings S.A. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR	552	643,552
Stiphout Finance LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	10/26/2022		1,624	1,623,827
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 07/23/2015; Cost $22,399)(e)	9.33%	10/26/2023		22	22,705
					15,084,717

Food & Drug Retailers–0.19%
Supervalu Inc.,
Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	06/08/2024		620	622,191
Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	06/08/2024		1,033	1,036,986
					1,659,177

Food Products–3.33%
Chefs’ Warehouse Parent, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	06/22/2022		859	865,793
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	03/31/2025		904	902,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Food Products–(continued)
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	07/03/2020	$1,780	$1,723,027
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	04/06/2024	4,472	4,471,447
H-Food Holdings, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.06%	05/23/2025	3,328	3,306,687
Hostess Brands, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	08/03/2022	9	9,479
Jacobs Douwe Egberts International B.V., Term Loan B-5 (3 mo. USD LIBOR + 2.25%)	4.63%	07/01/2022	229	230,686
JBS USA Lux S.A., Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	10/30/2022	10,154	10,162,550
K-Mac Holdings Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/14/2025	352	352,858
Mastronardi Produce-USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.33%	05/01/2025	690	695,030
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.31%	05/15/2024	1,629	1,623,416
Pinnacle Foods Finance LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	3.83%	02/02/2024	56	55,868
Post Holdings, Inc., Incremental Term Loan A (1 mo. USD LIBOR + 2.00%)	4.07%	05/24/2024	2,678	2,679,969
Shearer’s Foods, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	06/30/2021	2,217	2,200,098
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%) (Acquired 06/19/2014; Cost $212,838)(e)	8.83%	06/30/2022	214	202,161
				29,481,510

Food Service–2.42%
Aramark Services, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.08%	03/11/2025	9	8,535
Carlisle FoodService Products, Inc.,
Delayed Draw Term Loan(d)	0.00%	03/20/2025	44	43,486
Term Loan (1 mo. USD LIBOR + 3.00%)	5.07%	03/20/2025	194	192,305
Houston Foods, Inc., Term Loan(f)	—	07/20/2025	1,943	1,933,046
IRB Holding Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.32%	02/05/2025	2,072	2,084,746
New Red Finance, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.33%	02/16/2024	5,845	5,849,603
NPC International, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	04/19/2024	1,152	1,161,059
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	04/18/2025	300	304,001
Tacala Investment Corp.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	01/31/2025	570	572,446
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	01/30/2026	422	428,958
TMK Hawk Parent, Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	09/26/2024	1,406	1,406,530
US Foods, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	06/27/2023	5,744	5,743,347
Weight Watchers International, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	7.05%	11/29/2024	1,648	1,669,924
				21,397,986

Forest Products–0.14%
American Greetings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	04/06/2024	1,223	1,226,919

Health Care–6.27%
Acadia Healthcare Co., Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.58%	02/11/2022	901	907,547
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.58%	02/16/2023	2,720	2,740,132
Argon Medical Devices Holdings, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	01/23/2025	421	422,907
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.08%	01/23/2026	100	101,243
Convatec Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	4.58%	10/31/2023	88	88,520
Dentalcorp Perfect Smile ULC (Canada),
First Lien Delayed Draw Term Loan(d)	0.00%	06/06/2025	207	207,047
First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	2.53%	06/06/2025	41	40,854
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	06/06/2025	985	991,605
Second Lien Delayed Draw Term Loan(d)	0.00%	06/06/2026	184	183,084
Second Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 7.50%)	7.85%	06/06/2026	37	36,969
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	06/06/2026	887	880,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Diplomat Pharmacy, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.58%	12/20/2024		$1	$1,355
DJO Finance LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.46%	06/08/2020		4,623	4,628,970
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	12/01/2023		1,613	1,614,560
Explorer Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/02/2023		2,379	2,396,380
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	06/28/2024		1,538	1,539,494
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.07%	10/27/2022		1,210	1,218,815
HC Group Holdings III, Inc., First Lien Tem Loan (1 mo. USD LIBOR + 3.75%)	5.83%	04/07/2022		1,893	1,904,329
Heartland Dental, LLC,
Delayed Draw Term Loan(d)	0.00%	04/30/2025		404	402,619
Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	04/30/2025		2,696	2,684,124
IQVIA Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	4.33%	01/17/2025		349	349,217
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/25/2025	EUR	542	630,853
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	02/02/2024		3,654	3,672,575
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.08%	06/07/2023		5,697	5,698,918
Nidda Healthcare Holding AG (Germany),
Term Loan C(d)	0.00%	08/21/2024		224	291,128
Term Loan C (3 mo. GBP LIBOR + 4.50%)	4.50%	08/21/2024	GBP	5	6,689
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.32%	06/30/2025		3,863	3,867,247
PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	09/27/2024		2,790	2,792,704
Prophylaxis B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 07/02/2018; Cost $2,901,695)(e)	4.00%	06/05/2025	EUR	2,491	2,888,082
Surgery Center Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.57%	09/02/2024		953	953,187
Syneos Health, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.08%	08/01/2024		201	201,213
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	02/06/2024		2,578	2,473,860
Terveys-ja hoivapalvelut Suomi Oy (Finland),
First Lien Term Loan B(f)	—	07/19/2025	EUR	890	1,040,651
Second Lien Term Loan(f)	—	07/19/2026	EUR	487	566,444
Unilabs Diagnostics AB (Sweden), Revolver Loan(d)	0.00%	04/01/2021	EUR	943	1,085,049
Verscend Holding Corp, Term Loan B(f)	—	08/27/2025		4,542	4,579,341
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	06/07/2024		1,313	1,311,832
					55,399,754

Home Furnishings–1.27%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	02/05/2024		1,402	1,340,914
Global Appliance Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	6.08%	09/29/2024		1,395	1,391,363
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	08/05/2024		748	751,496
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/30/2024	EUR	509	564,061
Lifetime Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	02/28/2025		541	541,429
PGT Innovations Inc., Term Loan (3 mo. USD LIBOR + 3.50%) (Acquired 03/13/2018; Cost $225,023)(e)	5.67%	02/16/2022		225	227,273
Serta Simmons Bedding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	11/08/2023		3,119	2,691,119
SIWF Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	6.31%	06/15/2025		1,823	1,831,307
TGP Holdings III, LLC,
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	09/25/2024		1,456	1,446,948
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.83%	09/25/2025		417	417,216
					11,203,126

Industrial Equipment–3.29%
Accudyne Industries LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	08/18/2024		1,784	1,791,444
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	04/25/2025		697	696,327
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.57%	12/11/2024		1,899	1,908,186
Clark Equipment Co., Term Loan B (3 mo. USD LIBOR + 2.00%)	4.33%	05/18/2024		3,218	3,219,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.00%)	4.33%	01/31/2024		$654	$655,775
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	08/29/2023		671	676,556
Engineered Machinery Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	07/19/2024		832	832,745
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.58%	07/18/2025		1,156	1,161,320
Filtration Group Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	03/29/2025		3,311	3,327,416
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.83%	07/30/2024		2,004	2,012,538
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.83%	05/31/2023		410	411,244
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	4.34%	07/02/2025		1,844	1,844,631
LSFX Flavum Bidco (Spain), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/03/2024	EUR	677	769,894
Milacron LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)(e)	4.58%	09/28/2023		2,464	2,461,208
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)(e)	5.08%	06/18/2025		1,612	1,622,867
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	6.33%	03/08/2025		588	592,720
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.83%	11/27/2020		1,586	1,540,604
Rexnord LLC/ RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.06%	08/21/2024		640	643,103
Robertshaw US Holding Corp.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.63%	02/28/2025		961	954,284
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.13%	02/27/2026		535	521,228
Tank Holding Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.65%	03/17/2022		847	849,473
Terex Corp., Term Loan (3 mo. USD LIBOR + 2.00%)	4.33%	01/31/2024		639	640,452
					29,133,680

Insurance–2.40%
Alliant Holdings Intermediate, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.07%	05/09/2025		4,080	4,084,590
AmWINS Group, LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	01/25/2024		4,166	4,178,453
FrontDoor, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	4.63%	08/14/2025		460	462,134
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.33%	04/25/2025		4,588	4,588,247
Sedgwick Claims Management Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	03/01/2021		2,066	2,064,092
USI Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.33%	05/16/2024		5,880	5,873,342
					21,250,858

Leisure Goods, Activities & Movies–4.83%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	02/01/2024		10,113	10,052,657
AMC Entertainment Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	4.31%	12/15/2023		1,181	1,182,869
Ancestry.com Operations Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	10/19/2023		1,080	1,083,185
Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	02/28/2025		7,437	7,422,426
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	11/08/2023		3,007	2,972,097
Dorna Sports, S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.33%	04/12/2024		1,078	1,066,761
Equinox Holdings, Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	09/06/2024		165	169,616
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.08%	03/08/2024		2,058	2,069,373
Fitness International, LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	5.47%	04/18/2025		1,765	1,772,056
Invictus Media SLU (Spain),
Term Loan B-1(f)	—	06/26/2025	EUR	684	797,710
Term Loan B-2(f)	—	06/20/2025	EUR	410	478,193
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	12/15/2024		1,017	1,023,622
Life Time Fitness, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.06%	06/10/2022		49	48,734
MTL Publishing LLC, Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	4.33%	08/20/2023		1,248	1,247,921
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.25%) (Acquired 07/07/2017; Cost $491,731)	4.25%	07/11/2024	CHF	476	491,092
Sabre GLBL Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.08%	02/22/2024		431	431,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Shutterfly, Inc.,
Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	08/17/2024		$1,493	$1,500,199
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	08/17/2024		601	603,006
SSH Group Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	6.59%	07/30/2025		1,252	1,267,222
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(e)	10.59%	07/26/2026		315	319,490
UFC Holdings, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	08/18/2023		6,257	6,290,204
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	08/18/2024		367	371,949
					42,662,240

Lodging & Casinos–6.11%
AMCP Clean Acquisition Co., LLC,
Delayed Draw Term Loan(d)	0.00%	06/16/2025		191	190,659
Term Loan (3 mo. USD LIBOR + 4.25%)	6.33%	06/16/2025		791	794,412
B&B Hotels S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	03/14/2023	EUR	1,038	1,201,704
Belmond Interfin Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	07/03/2024		1,792	1,798,791
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.25%)	4.21%	09/15/2023		1,662	1,672,642
Caesars Entertainment Operating Co., LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.08%	10/06/2024		298	297,660
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	12/22/2024		10,442	10,486,743
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	04/18/2024		768	768,812
Golden Nugget, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.82%	10/04/2023		4,134	4,151,724
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.83%	03/27/2025		166	165,552
Penn National Gaming, Inc., Incremental Term Loan B-1(f)	—	09/30/2025		1,097	1,100,218
Scientific Games International, Inc.,
Multicurrency Revolver Loan (Acquired 04/29/2016; Cost $2,907,616)(d)(e)	0.00%	10/18/2018		3,136	3,120,545
Multicurrency Revolver Loan (1 mo. USD LIBOR + 3.00%) (Acquired 10/04/2017; Cost $898,297)(e)	1.33%	10/18/2018		700	696,067
Revolver Loan (Acquired 10/04/2017-05/03/2018; Cost $2,278,237)(d)	0.00%	10/18/2018		2,282	2,270,292
Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	4.83%	08/14/2024		9,266	9,251,488
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	07/10/2025		8,235	8,310,504
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	06/08/2023		3,455	3,467,256
Twin River Management Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	07/10/2020		2,203	2,219,617
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.07%	12/20/2024		2,051	2,053,167
Wyndham Destinations, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.83%	05/30/2025		10	9,618
					54,027,471

Nonferrous Metals & Minerals–0.62%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	03/21/2025		990	993,970
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 3.75%)	6.05%	06/01/2025		2,207	2,186,035
Form Technologies LLC,
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.58%	01/28/2022		1,243	1,239,674
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(e)	10.83%	01/30/2023		15	14,668
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	6.13%	05/01/2025		1,008	1,008,323
					5,442,670

Oil & Gas–8.35%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	06/24/2024		1,841	1,789,712
BCP Renaissance Parent LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.84%	10/31/2024		1,250	1,256,335
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	05/21/2025		1,746	1,733,666
Bronco Midstream Funding, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.57%	08/14/2023		430	433,546
California Resources Corp.,
Term Loan (1 mo. USD LIBOR + 10.38%)	12.44%	12/31/2021		1,759	1,947,634
Term Loan (1 mo. USD LIBOR + 4.75%)	6.82%	12/31/2022		2,433	2,478,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
CD&R Firefly Bidco Ltd. (United Kingdom), Term Loan B-1 (2 mo. GBP LIBOR + 4.50%)	5.25%	06/23/2025	GBP	1,580	$2,040,501
Citgo Petroleum Corp., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.84%	07/29/2021		$1,707	1,710,016
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.57%	03/06/2023		2,713	2,720,902
Delek US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	03/31/2025		1,115	1,118,908
Fieldwood Energy LLC,
First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	7.33%	04/11/2022		2,655	2,677,170
Term Loan (Acquired 04/11/2018; Cost $13,153,554)(d)(e)	0.00%	04/11/2021		13,347	13,213,134
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.33%	04/11/2023		1,622	1,580,309
Floatel International Ltd., Term Loan (3 mo. USD LIBOR + 5.00%)	7.33%	06/27/2020		3,820	3,437,675
Glass Mountain Pipeline Holdings, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.57%	12/23/2024		1,363	1,370,996
Gulf Finance, LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	7.59%	08/25/2023		4,140	3,474,918
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.51%	07/03/2023		1,374	1,384,735
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/17/2025		1,279	1,262,661
McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.08%	05/12/2025		3,348	3,387,940
Medallion Midland Acquisition, LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	10/30/2024		1,047	1,039,295
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	12/13/2024		1,577	1,562,964
Ocean Rig 1 Inc., Term Loan	8.00%	09/20/2024		576	606,790
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 5.50%)	7.83%	07/28/2020		2,175	1,989,917
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $10,353)(e)(h)(i)	0.00%	07/18/2021		8	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	03/19/2021		4,369	4,209,935
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.33%	02/21/2021		10,382	9,725,733
Southcross Energy Partners, L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	08/04/2021		917	807,757
Traverse Midstream Partners LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	09/27/2024		1,387	1,394,379
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	8.58%	03/30/2023		470	472,859
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 1.43%)	3.51%	07/13/2020		3,017	2,989,074
					73,817,687

Publishing–1.71%
Adtalem Global Education Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.06%	04/11/2025		792	798,144
Ascend Learning, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	07/12/2024		2,873	2,872,389
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.33%	06/07/2023		1,175	1,093,158
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	7.59%	06/01/2022		26	26,652
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.07%	10/04/2023		72	71,907
ProQuest LLC, Term Loan (2 mo. USD LIBOR + 3.75%)	5.92%	10/24/2021		1,626	1,637,008
Southern Graphics Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	12/31/2022		1,473	1,474,271
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	5.08%	01/27/2024		7,082	7,109,444
					15,082,973

Radio & Television–1.48%
E.W. Scripps Co., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.08%	10/02/2024		576	577,238
Gray Television, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	4.33%	02/07/2024		317	317,599
iHeartCommunications, Inc.,
Term Loan D(h)(i)	0.00%	01/30/2019		3,434	2,575,953
Term Loan E(h)(i)	0.00%	07/30/2019		8,924	6,683,014
Mission Broadcasting, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.58%	01/17/2024		85	85,580
Nexstar Broadcasting, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.58%	01/17/2024		626	628,886
Raycom TV Broadcasting, LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.33%	08/23/2024		1,663	1,666,402
Sinclair Television Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	01/03/2024		520	520,850
					13,055,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–2.22%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	7.08%	09/25/2024		$1,631	$1,649,794
Fossil Group, Inc., Term Loan(f)	—	12/31/2020		455	455,560
Fullbeauty Brands Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.75%)	7.09%	10/14/2022		3,478	1,060,779
National Vision, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	11/20/2024		1,826	1,834,451
First Lien Revolver Loan(d)(e)	0.00%	03/13/2019		1,533	1,410,343
Payless Inc.,
Term Loan A-1 (3 mo. USD LIBOR + 8.00%)	10.33%	02/10/2022		770	721,798
Term Loan A-2 (3 mo. USD LIBOR + 9.00%)	11.33%	08/10/2022		1,445	1,011,635
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	01/26/2023		5,240	3,860,070
Savers Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.10%	07/09/2019		4,334	4,228,036
Staples, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	09/12/2024		1,778	1,775,888
Vivarte (France), PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate(g)	7.00%	10/29/2019	EUR	1,570	1,618,153
					19,626,507

Steel–0.01%
Atkore International, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	5.09%	12/22/2023		62	62,303

Surface Transport–1.67%
Agro Merchants North American Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	12/06/2024		684	685,786
Commercial Barge Line Co., First Lien Term Loan (1 mo. USD LIBOR + 8.75%)	10.83%	11/12/2020		1,861	1,502,437
Kenan Advantage Group, Inc.,
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	07/31/2022		706	704,174
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	07/31/2022		2,873	2,864,421
Odyssey Logistics & Technology Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	10/12/2024		849	853,437
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.82%	12/06/2024		3,807	3,819,215
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.33%	06/26/2021		1,673	1,610,447
XPO Logistics, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.06%	02/24/2025		1,764	1,769,976
Zeus Bidco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 7.25%) (Acquired 03/24/2017; Cost $959,608)	7.92%	03/29/2024	GBP	778	991,126
					14,801,019

Telecommunications–9.41%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	01/31/2025		9,322	9,225,668
Colorado Buyer Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.09%	05/01/2024		1,631	1,640,806
Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.08%	10/24/2022		5,474	5,251,245
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	10/04/2023		6,146	6,056,910
Frontier Communications Corp.,
Term Loan (1 mo. USD LIBOR + 4.38%)	6.46%	10/12/2021		785	772,349
Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	03/31/2021		2,795	2,721,783
Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.83%	06/15/2024		385	373,700
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	05/16/2024		492	494,083
Intelsat Jackson Holdings S.A. (Luxembourg),
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	5.81%	11/27/2023		428	430,434
Term Loan B-5	6.63%	01/02/2024		2,347	2,466,171
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.32%	02/22/2024		9,744	9,766,510
Lumentum Holdings, Inc., Term Loan(e)(f)	—	08/07/2025		970	974,218
MLN US Holdco LLC, Term Loan B(f)	—	07/11/2025		1,853	1,863,855
MTN Infrastructure TopCo, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	11/15/2024		2,217	2,229,843
Odyssey Investissement S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	04/26/2025	EUR	1,068	1,241,808
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/01/2024		3,150	3,135,449
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	04/11/2025		4,680	4,671,497
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.63%	02/02/2024		7,801	7,813,883

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	7.07%	03/09/2023		$4,020	$3,998,744
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.84%	11/17/2023		7,694	7,717,681
U.S. Telepacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.33%	05/02/2023		3,250	3,230,607
Windstream Services, LLC,
Term Loan B-6 (1 mo. USD LIBOR + 4.00%)	6.06%	03/29/2021		6,075	5,680,125
Term Loan B-7 (1 mo. USD LIBOR + 3.25%)	5.31%	02/17/2024		1,198	1,044,835
Zayo Group, LLC, Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	4.08%	01/19/2021		421	421,702
					83,223,906

Utilities–7.80%
AES Corp., (The), Term Loan (3 mo. USD LIBOR + 1.75%)	4.07%	05/24/2022		1,553	1,554,060
APLP Holdings L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	04/13/2023		2,101	2,109,197
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	05/27/2022		687	690,398
Brookfield WEC Holdings Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	08/01/2025		5,942	5,983,387
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.83%	08/03/2026		285	290,441
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	01/15/2025		3,609	3,617,570
Calpine Corp.,
Term Loan (3 mo. USD LIBOR + 2.50%)	4.84%	01/15/2023		7,139	7,159,888
Term Loan (3 mo. USD LIBOR + 2.50%)	4.84%	05/31/2023		3,622	3,632,104
Term Loan (3 mo. USD LIBOR + 2.50%)	4.84%	01/15/2024		2,557	2,563,542
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	10/02/2023		3,253	3,257,635
ExGen Renewables IV, LLC, Term Loan (3 mo. USD LIBOR + 3.00%)(e)	5.32%	11/28/2024		1,317	1,323,881
Granite Acquisition, Inc.,
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.84%	12/19/2021		4,093	4,132,748
First Lien Term Loan C (3 mo. USD LIBOR + 3.50%)	5.83%	12/19/2021		451	454,983
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	9.58%	12/19/2022		508	513,377
Invenergy Thermal Operating I LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.81%	08/28/2025		685	691,786
Lightstone Holdco LLC,
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.83%	01/30/2024		5,056	5,037,384
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.83%	01/30/2024		316	315,097
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	05/16/2024		2,629	2,644,620
NRG Energy, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	4.08%	06/30/2023		1,799	1,799,492
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	03/23/2025		905	913,064
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	03/06/2025		1,243	1,235,211
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	12/02/2021		595	568,189
TerraForm Power Operating, LLC, Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	11/08/2022		374	374,466
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	12/08/2023		3,103	3,123,805
Vistra Operations Co. LLC,
Term Loan (1 mo. USD LIBOR + 2.00%)	4.06%	12/31/2025		7,318	7,311,206
Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	08/04/2023		7,709	7,705,387
					69,002,918
Total Variable Rate Senior Loan Interests					1,143,874,173

Bonds & Notes–6.83%
Air Transport–0.29%
Mesa Airlines, Inc., Class B(j)	5.75%	07/15/2025		2,615	2,595,000

Automotive–0.32%
Federal-Mogul Holdings Corp.(j)	5.00%	07/15/2024	EUR	269	331,670
Federal-Mogul Holdings Corp. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	1,000	1,177,871
Schaeffler AG (Germany)(j)	4.13%	09/15/2021		331	330,173
Schaeffler AG (Germany)(j)	4.75%	09/15/2026		1,015	966,788
					2,806,502

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–0.06%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.13%	11/15/2022	EUR	100	$108,856
LSF10 Wolverine Investment SCA (Luxembourg)(j)	5.00%	03/15/2024	EUR	155	180,726
LSF10 Wolverine Investment SCA (Luxembourg) (3 mo. EURIBOR + 4.63%)(j)(k)	4.63%	03/15/2024	EUR	209	245,144
					534,726

Business Equipment & Services–0.58%
Dream Secured Bondco AB (Sweden)(j)	5.75%	12/01/2023	EUR	1,188	1,392,802
Nexi S.p.A. (United Kingdom) (3 mo. EURIBOR + 3.63%)(j)(k)	3.63%	05/01/2023	EUR	2,076	2,406,705
Techem GmbH (Germany)(j)	6.00%	07/30/2026	EUR	1,174	1,372,034
					5,171,541

Cable & Satellite Television–1.98%
Altice Financing S.A. (Luxembourg)(j)	4.75%	01/15/2028	EUR	754	741,934
Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/2023		$490	494,283
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026		4,930	4,708,150
Altice US Finance I Corp.(j)	5.50%	05/15/2026		6,796	6,694,060
Numericable-SFR S.A. (France)(j)	5.88%	02/01/2027	EUR	1,087	1,310,256
Numericable-SFR S.A. (France)(j)	7.38%	05/01/2026		1,213	1,196,321
Numericable-SFR S.A. (France)(j)	8.13%	02/01/2027		1,225	1,246,437
Telenet Financing USD LLC(j)	3.50%	03/01/2028	EUR	400	450,278
Virgin Media Bristol LLC (United Kingdom)(j)	5.50%	08/15/2026		656	646,160
					17,487,879

Chemicals & Plastics–0.23%
Alpha US Bidco, Inc.(j)	8.75%	06/01/2023		754	758,713
Avantor Inc.(j)	6.00%	10/01/2024		1,263	1,285,102
					2,043,815

Containers & Glass Products–0.37%
Ardagh Glass Finance PLC(j)	4.25%	09/15/2022		657	649,609
Ardagh Glass Finance PLC(j)	4.63%	05/15/2023		1,021	1,014,619
Reynolds Group Holdings Inc.	5.75%	10/15/2020		437	438,160
Reynolds Group Holdings Inc. (3 mo. USD LIBOR + 3.50%)(j)(k)	5.84%	07/15/2021		1,157	1,172,909
					3,275,297

Electronics & Electrical–0.33%
Blackboard Inc.(j)	9.75%	10/15/2021		2,582	2,039,780
Dell International LLC(j)	5.45%	06/15/2023		858	901,421
					2,941,201

Financial Intermediaries–0.35%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. GBP LIBOR + 4.50%)(j)(k)	5.00%	08/01/2024	EUR	200	210,604
Evergood 4 APS (Denmark)(j)	2.88%	04/06/2024	EUR	415	505,879
Garfunkelux Holdco 3 S.A. (Luxembourg)(j)	11.00%	11/01/2023	GBP	876	1,127,922
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 3.50%)(j)(k)	3.50%	09/01/2023	EUR	619	622,972
Nemean Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.30%	02/01/2023	GBP	491	606,830
					3,074,207

Health Care–0.75%
Care UK Health & Social Care PLC (United Kingdom) (3 mo. GBP LIBOR + 5.00%)(j)(k)	5.75%	07/15/2019	GBP	1,724	2,230,547
DJO Finance LLC(j)	8.13%	06/15/2021		1,049	1,088,652
DJO Finance LLC	10.75%	04/15/2020		2,114	2,119,285
IDH Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.80%	08/15/2022	GBP	1,000	1,213,361
					6,651,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–0.27%
Shop Direct Funding PLC (United Kingdom)(j)	7.75%	11/15/2022	GBP	2,156	$2,403,882

Lodging & Casinos–0.24%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025		$740	718,725
Scientific Games International, Inc.(j)	3.38%	02/15/2026	EUR	288	321,114
Travelodge Hotels Ltd. (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(j)(k)	5.68%	05/15/2023	GBP	800	1,032,047
VICI Properties 1 LLC	8.00%	10/15/2023		73	81,025
					2,152,911

Nonferrous Metals & Minerals–0.25%
TiZir Ltd. (United Kingdom)(j)	9.50%	07/19/2022		1,989	2,175,441

Oil & Gas–0.12%
Pacific Drilling S.A. (Luxembourg)(i)(j)	5.38%	06/01/2020		2,587	1,021,865

Radio & Television–0.33%
Clear Channel International B.V.(j)	8.75%	12/15/2020		2,789	2,893,588

Retailers (except Food & Drug)–0.05%
Claire’s Stores Inc.(i)(j)	6.13%	03/15/2020		682	441,595

Surface Transport–0.09%
WFS Global Holding S.A.S. (France) (3 mo. EURIBOR + 6.25%)(j)(k)	6.25%	08/15/2023	EUR	345	398,807
WFS Global Holding S.A.S. (France)(j)	6.75%	08/15/2023	EUR	345	401,304
					800,111

Telecommunications–0.18%
Communications Sales & Leasing, Inc.(j)	6.00%	04/15/2023		742	714,175
Goodman Networks Inc.	8.00%	05/11/2022		1,674	878,636
Windstream Services, LLC(j)	9.00%	06/30/2025		16	11,640
					1,604,451

Utilities–0.04%
Calpine Corp.(j)	5.25%	06/01/2026		328	310,888
Total Bonds & Notes					60,386,745

Structured Products–0.62%
Clontarf Park CLO (Ireland), Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(j)(k)	4.78%	08/05/2030	EUR	174	199,897
Madison Park Funding XIV, Ltd., Series 2014-14A, Class F (3 mo. USD LIBOR + 5.40%)(j)(k)	7.75%	07/20/2026		950	937,967
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class D (3 mo. USD LIBOR + 5.10%)(j)(k)	7.44%	10/25/2028		1,489	1,501,853
OCP Euro CLO (Ireland), Series 2017-2, Class E (3 mo. EURIBOR + 5.00%)(j)(k)	4.68%	01/15/2032	EUR	201	234,033
Symphony CLO VIII, Ltd., Series 2012-8A, Class ER (3 mo. USD LIBOR + 6.00%)(j)(k)	8.34%	01/09/2023		2,614	2,626,678
Total Structured Products					5,500,428

			Shares
Common Stocks & Other Equity Interests–6.33%(l)
Aerospace & Defense–0.49%
IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $209,294)(e)(j)(m)				247	4,362,609

Automotive–0.02%
Transtar Holding Co., Class A(j)(m)				2,509,496	188,212

Building & Development–0.48%
BMC Stock Holdings, Inc.(m)				159,996	3,599,910
Five Point Holdings LLC, Class A(m)				54,770	599,184
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $7,937,680)(e)(j)(m)				780	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Income Trust

	Shares	Value
Building & Development–(continued)
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $93,970)(e)(j)(m)	9	$0
		4,199,094

Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A	383	43,195

Conglomerates–0.04%
Euramax International, Inc. (Acquired 07/09/2009; Cost $4,543,100)(e)(j)(m)	4,207	357,603

Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(e)(j)(m)	5,562	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(e)(j)(m)	8,918	0
		0

Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(j)(m)	1,482	1,482
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0)(j)(m)	1,142	1,256
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0)(j)(m)	1,667	17
		2,755

Forest Products–0.20%
Verso Corp., Class A(m)	57,236	1,796,638

Health Care–0.00%
New Millennium Holdco(j)(m)	134,992	12,149

Lodging & Casinos–2.09%
Caesars Entertainment Operating Co., LLC(m)	29,845	304,419
Twin River Management Group, Inc.(j)(m)	134,134	18,191,924
		18,496,343

Oil & Gas–1.24%
Ameriforge Group Inc. (Acquired 06/08/2017; Cost $27,999)(e)(j)(m)	441	26,019
CJ Holding Co.(m)	26,015	545,014
Fieldwood Energy LLC(j)(m)	32,773	1,732,872
HGIM Corp.(m)	3,232	153,520
HGIM Corp., Wts. expiring 07/02/2043(e)(j)(m)	14,442	685,995
Ocean Rig 1 Inc.(m)	129,347	3,502,717
Paragon Offshore Finance Co. (Cayman Islands), Class A(e)(i)(j)(m)	2,308	2,530
Paragon Offshore Finance Co. (Cayman Islands), Class B(i)(j)(m)	1,154	38,755
Samson Investment Co.(j)	132,022	3,135,523
Tribune Resources, Inc.(j)(m)	337,847	1,093,780
Tribune Resources, Inc. First Lien Wts. (Acquired 04/03/2018; Cost $7,239)(e)(j)(m)	87,471	2,624
		10,919,349

Publishing–0.68%
Affiliated Media, Inc., Class B (Acquired 08/29/2006; Cost $3,069,828)(j)(m)	46,746	747,930
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,251,821)(e)(j)(m)(n)	5,882	0
F&W Publications, Inc. (Acquired 06/09/2010; Cost $18,581)(j)(m)	15,519	9,311
MC Communications, LLC (Acquired 07/02/2009; Cost $0)(e)(j)(m)	333,084	0
Merrill Communications LLC, Class A (Acquired 03/08/2013; Cost $918,351)(e)(j)(m)	399,283	5,190,680
Tronc, Inc.(m)	4,118	67,947
		6,015,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Income Trust

	Shares	Value
Retailers (except Food & Drug)–0.03%
Payless Inc.(j)(m)	73,380	$233,899

Telecommunications–0.01%
CTM Media Holdings Inc.(m)	1,270	53,340
Goodman Networks Inc.(e)(m)	105,288	0
		53,340

Utilities–1.05%
Vistra Operations Co. LLC(m)	377,472	8,885,691
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $290,499)(e)(j)(m)	618,084	123,616
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(j)	377,472	268,949
		9,278,256
Total Common Stocks & Other Equity Interests		55,959,310

Preferred Stocks–0.01%(l)
Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(j)(m)	324	3,244

Retailers (except Food & Drug)–0.00%
Vivarte (France) (Acquired 01/12/2018; Cost $0)(e)(j)(m)	7,780	0
Vivarte (France), Class A Preference Shares (Acquired 01/12/2018; Cost $0)(e)(j)(m)	259	0
Vivarte (France), Class B Preference Shares (Acquired 01/12/2018; Cost $0)(e)(j)(m)	259	0
		0

Telecommunications–0.00%
Goodman Networks Inc., Series A-1 (Acquired 05/31/2017; Cost $1,253)(e)(j)(m)	125,268	0

Utilities–0.01%
Genie Energy Ltd.	7,632	56,935
Total Preferred Stocks		60,179

Money Market Funds–2.14%
Invesco Government & Agency Portfolio–Institutional Class, 1.85%(o)	6,623,089	6,623,089
Invesco Liquid Assets Portfolio–Institutional Class, 2.07%(o)	4,729,357	4,731,248
Invesco Treasury Portfolio–Institutional Class, 1.85%(o)	7,569,244	7,569,244
Total Money Market Funds		18,923,581
TOTAL INVESTMENTS IN SECURITIES(p)–145.32% (Cost $1,296,723,650)		1,284,704,416
BORROWINGS–(26.95)%		(238,250,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(14.10)%		(124,682,877)
OTHER ASSETS LESS LIABILITIES–(4.27)%		(37,718,809)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$884,052,730

Investment Abbreviations:

CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Senior Income Trust

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	This variable rate interest will settle after August 31, 2018, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2018 was $9,258,967, which represented 1.05% of the Trust’s Net Assets.

(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $98,781,046, which represented 11.17% of the Trust’s Net Assets.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)

Affiliated company during the period. The Investment Company Act of 1940 defines an "affiliated person" as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of August 31, 2018 represented less than 1% of the Trust’s Net Assets. See Note 5.

(o)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
09/14/2018	Bank of America Merrill Lynch	USD	4,191,800	GBP	3,278,622	$60,208
09/14/2018	Barclays Bank PLC	USD	39,058	CHF	38,487	679
09/14/2018	Barclays Bank PLC	USD	11,222,025	EUR	9,806,006	167,605
09/14/2018	Canadian Imperial Bank of Commerce	EUR	10,003,925	USD	11,711,595	92,083
09/14/2018	Canadian Imperial Bank of Commerce	GBP	3,334,229	USD	4,412,018	87,894
09/14/2018	Canadian Imperial Bank of Commerce	USD	11,135,081	EUR	9,726,235	161,896
09/14/2018	Citibank, N.A.	USD	479,373	CHF	475,148	11,213
09/14/2018	Citibank, N.A.	USD	11,107,901	EUR	9,703,978	163,224
09/14/2018	Citibank, N.A.	USD	4,192,665	GBP	3,278,622	59,343
09/14/2018	Goldman Sachs International	EUR	10,003,925	USD	11,733,354	113,842
09/14/2018	Goldman Sachs International	GBP	3,334,229	USD	4,414,652	90,528
09/14/2018	JPMorgan Chase Bank, N.A.	EUR	10,003,925	USD	11,734,814	115,302
09/14/2018	JPMorgan Chase Bank, N.A.	USD	4,172,552	GBP	3,263,531	59,885
09/14/2018	Royal Bank of Canada	EUR	10,003,925	USD	11,731,053	111,541
09/14/2018	Royal Bank of Canada	GBP	3,335,229	USD	4,417,551	92,130
09/14/2018	State Street Bank & Trust Co.	EUR	692,977	USD	805,465	575
09/14/2018	Toronto-Dominion Bank (The)	USD	11,132,289	EUR	9,726,236	164,688
Subtotal — Appreciation						1,552,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Senior Income Trust

Open Forward Foreign Currency Contracts–(continued)
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
09/14/2018	Barclays Bank PLC	USD	240,566	GBP	182,911	$(3,350)
09/14/2018	Citibank, N.A.	CHF	513,635	USD	518,242	(12,081)
09/14/2018	JPMorgan Chase Bank, N.A.	USD	2,052,160	EUR	1,746,222	(23,931)
10/15/2018	Bank of America Merrill Lynch	GBP	3,280,134	USD	4,199,504	(60,123)
10/15/2018	Barclays Bank PLC	EUR	9,738,627	USD	11,169,523	(168,874)
10/15/2018	Canadian Imperial Bank of Commerce	EUR	9,738,627	USD	11,176,340	(162,057)
10/15/2018	Citibank, N.A.	CHF	474,521	USD	480,063	(11,216)
10/15/2018	Citibank, N.A.	EUR	9,737,590	USD	11,173,154	(164,036)
10/15/2018	Citibank, N.A.	GBP	3,280,134	USD	4,200,389	(59,238)
10/15/2018	JPMorgan Chase Bank, N.A.	GBP	3,280,108	USD	4,199,513	(60,080)
10/15/2018	Toronto-Dominion Bank (The)	EUR	9,738,627	USD	11,173,458	(164,940)
Subtotal — Depreciation						(889,926)
Total Forward Foreign Currency Contracts — Currency Risk						$662,710

Investment Abbreviations:

CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Portfolio Composition†*

By credit quality, based on Total Investments

as of August 31, 2018

BBB	0.1%
BBB-	5.2
BB+	4.3
BB	10.5
BB-	14.3
B+	16.4
B	24.6
B-	8.3
CCC+	2.9
CCC	1.6
CCC-	0.6
Non-Rated	6.8
Equity	4.4

†

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Senior Income Trust

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,276,548,721)	$1,265,780,835
Investments in affiliates, at value (Cost $20,174,929)	18,923,581
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,552,636
Cash	13,637,620
Foreign currencies, at value (Cost $6,566,318)	6,564,002
Receivable for:
Investments sold	18,481,636
Interest and fees	5,769,920
Investments matured, at value (Cost $24,333,705)	644,912
Investment for trustee deferred compensation and retirement plans	12,342
Other assets	248,080
Total assets	1,331,615,564

Liabilities:
Variable rate demand preferred shares, at liquidation preference ($0.01 par value, 1,250 shares issued with liquidation preference of $100,000 per share)	124,682,877
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	889,926
Payable for:
Borrowings	238,250,000
Investments purchased	53,334,558
Dividends	168,020
Accrued fees to affiliates	73
Accrued interest expense	1,361,202
Accrued trustees’ and officers’ fees and benefits	4,414
Accrued other operating expenses	323,536
Trustee deferred compensation and retirement plans	12,342
Unfunded loan commitments	28,535,886
Total liabilities	447,562,834
Net assets applicable to common shares	$884,052,730

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$1,093,396,276
Undistributed net investment income	234,844
Undistributed net realized gain (loss)	(174,508,072)
Net unrealized appreciation (depreciation)	(35,070,318)
$884,052,730

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	180,036,160
Net asset value per common share	$4.91
Market value per common share	$4.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Senior Income Trust

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$33,115,760
Dividends	163,399
Dividends from affiliates	35,893
Other income	708,536
Total investment income	34,023,588

Expenses:
Advisory fees	5,370,108
Administrative services fees	1,263,555
Custodian fees	203,340
Interest, facilities and maintenance fees	6,287,530
Transfer agent fees	10,557
Trustees’ and officers’ fees and benefits	15,865
Registration and filing fees	90,155
Reports to shareholders	51,434
Professional services fees	268,957
Other	50,901
Total expenses	13,612,402
Less: Fees waived	(6,344)
Net expenses	13,606,058
Net investment income	20,417,530

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(4,361,201)
Foreign currencies	(676,316)
Forward foreign currency contracts	2,122,053
(2,915,464)
Change in net unrealized appreciation of:
Investment securities	1,646,677
Foreign currencies	356,485
Forward foreign currency contracts	1,376,951
3,380,113
Net realized and unrealized gain	464,649
Net increase in net assets from operations applicable to common shares	$20,882,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Senior Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$20,417,530	$41,052,859
Net realized gain (loss)	(2,915,464)	(1,927,554)
Change in net unrealized appreciation	3,380,113	2,388,689
Net increase in net assets resulting from operations	20,882,179	41,513,994
Distributions to common shareholders from net investment income	(20,074,034)	(41,827,977)
Return of capital applicable to common shareholders	—	(4,711,370)
Net increase (decrease) in net assets applicable to common shares	808,145	(5,025,353)

Net assets applicable to common shares:
Beginning of period	883,244,585	888,269,938
End of period (includes undistributed net investment income of $234,844 and $(108,652), respectively)	$884,052,730	$883,244,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Senior Income Trust

Statement of Cash Flows

For the six months ended August 31, 2018

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$20,882,179

Adjustments to reconcile net increase in net assets applicable to common shares to net cash provided by operating activities:
Purchases of investments	(334,682,924)
Proceeds from sales of investments	361,330,483
Net change in unrealized appreciation on forward foreign currency contracts	(1,376,951)
Decrease in receivables and other assets	487,155
Accretion of discount on investment securities	(1,888,647)
Amortization of loan fees	149,631
Decrease in accrued expenses and other payables	(442,784)
Net realized loss from investment securities	4,361,201
Net change in unrealized appreciation on investment securities	(1,646,677)
Net cash provided by operating activities	47,172,666

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(21,054,159)
Proceeds from borrowings	10,000,000
Repayment of borrowings	(64,250,000)
Decrease in VRTP Shares, at liquidation value	(75,000,000)
Increase in VRDP Shares, at liquidation value	125,000,000
Net cash provided by (used in) financing activities	(25,304,159)
Net increase in cash and cash equivalents	21,868,507
Cash and cash equivalents at beginning of period	17,256,696
Cash and cash equivalents at end of period	$39,125,203

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$6,660,995

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.

Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per

31                         Invesco Senior Income Trust

share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

32                         Invesco Senior Income Trust

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit, Variable Rate Term Preferred Shares (“VRTP Shares”) and Variable Rate Demand Preferred Shares (“VRDP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts — The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

33                         Invesco Senior Income Trust

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Industry Focus — To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

Other Risks — The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

P.

Leverage Risk — The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an annual fee of 0.85% based on the average daily managed assets of the Trust. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2018, the Adviser waived advisory fees of $6,344.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2018, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.

Certain officers and trustees of the Trust are officers and directors of Invesco.

34                         Invesco Senior Income Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended August 31, 2018, there were transfers from Level 2 to Level 3 of $18,814,306 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $25,412,013, due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,083,644,815	$60,229,358	$1,143,874,173
Bonds & Notes	—	60,386,745	—	60,386,745
Structured Products	—	5,500,428	—	5,500,428
Common Stocks & Other Equity Interests	19,551,575	25,656,059	10,751,676	55,959,310
Preferred Stocks	56,935	3,244	0	60,179
Money Market Funds	18,923,581	—	—	18,923,581
Investments Matured	—	246,785	398,127	644,912
Total Investments in Securities	38,532,091	1,175,438,076	71,379,161	1,285,349,328
Other Investments — Assets*
Forward Foreign Currency Contracts	—	1,552,636	—	1,552,636
Other Investments — Liabilities*
Forward Foreign Currency Contracts	—	(889,926)	—	(889,926)
Total Other Investments	—	662,710	—	662,710
Total Investments	$38,532,091	$1,176,100,786	$71,379,161	$1,286,012,038

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2018:

	Value 02/28/18	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/18
Variable Rate Senior Loan Interests	$83,959,012	$22,894,072	$(34,590,610)	$366,748	$83,417	$(1,260,196)	$13,237,475	$(24,460,560)	$60,229,358
Common Stocks & Other Equity Interests	4,511,935	1,460,506	—	—	—	150,613	5,576,831	(948,209)	10,751,676
Preferred Stocks	191,146	—	—	—	—	(187,902)	—	(3,244)	0
Investments Matured	388,041	—	(705,194)	235	(2,021)	717,066	—	—	398,127
Total	$89,050,134	$24,354,578	$(35,295,804)	$366,983	$81,396	$(580,419)	$18,814,306	$(25,412,013)	$71,379,161

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

35                         Invesco Senior Income Trust

NOTE 4—Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2018:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,552,636
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$1,552,636

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(889,926)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(889,926)

Offsetting Assets and Liabilities

The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2018.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America Merrill Lynch	$60,208	$(60,123)	$85	$—	$—	$85
Barclays Bank PLC	168,284	(172,224)	(3,940)	—	—	(3,940)
Canadian Imperial Bank of Commerce	341,873	(162,057)	179,816	—	—	179,816
Citibank, N.A.	233,780	(246,571)	(12,791)	—	—	(12,791)
Goldman Sachs International	204,370	—	204,370	—	—	204,370
JPMorgan Chase Bank, N.A.	175,187	(84,011)	91,176	—	—	91,176
Royal Bank of Canada	203,671	—	203,671	—	—	203,671
State Street Bank & Trust Co.	575	—	575	—	—	575
Toronto-Dominion Bank (The)	164,688	(164,940)	(252)	—	—	(252)
Total	$1,552,636	$(889,926)	$662,710	$—	$—	$662,710

Effect of Derivative Investments for the six months ended August 31, 2018

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$2,122,053
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,376,951
Total	$3,499,004

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$173,888,444

36                         Invesco Senior Income Trust

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a trust holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended August 31, 2018.

	Value 02/28/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 08/31/18	Dividend Income
Cygnus Business Media, Inc., Common Shares	$0	$—	$—	$—	$—	$0	$—

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 7—Cash Balances and Borrowings

The Trust has entered into a $350 million revolving credit and security agreement which will expire on December 6, 2018. The revolving credit and security agreement is secured by the assets of the Trust.

During the six months ended August 31, 2018, the average daily balance of borrowings under the revolving credit and security agreement was $273,692,935 with a weighted interest rate of 1.55%. The carrying amount of the Trust’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2018. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount(a)	Value
AMCP Clean Acquisition Co., LLC	Delayed Draw Term Loan	$190,659	$190,659
Brightview Landscapes, LLC	First Lien Revolver Loan	509,854	471,615
Carlisle FoodService Products, Inc.	Delayed Draw Term Loan	43,801	43,486
Dentalcorp Perfect Smile ULC	First Lien Delayed Draw Term Loan	207,047	207,047
Dentalcorp Perfect Smile ULC	Second Lien Delayed Draw Term Loan	184,467	183,084
Fieldwood Energy LLC	Term Loan	13,346,600	13,213,134
GFL Environmental Inc.	Delayed Draw Term Loan	174,689	174,071
Heartland Dental, LLC	Delayed Draw Term Loan	404,386	402,619
IAP Worldwide Services	First Lien Term Loan	1,407,499	1,407,499
MacDermid, Inc.	First Lien Multicurrency Revolver Loan	953,265	949,609
MacDermid, Inc.	First Lien Revolver Loan	953,265	949,609
Mavis Tire Express Services Corp.	Delayed Draw Term Loan	245,561	244,026
National Vision, Inc.	First Lien Revolver Loan	1,532,982	1,410,343
Nidda Healthcare Holding AG	Term Loan C	GBP 224,277	291,128
Prime Security Services Borrower, LLC	Revolver Loan	1,770,367	1,762,595
Scientific Games International, Inc.	Multicurrency Revolver Loan	3,136,226	3,120,545
Scientific Games International, Inc.	Revolver Loan	2,281,701	2,270,292
Transtar Holding Co.	Term Loan	160,277	159,476
Unilabs Diagnostics AB	Revolver Loan	EUR 942,706	1,085,049
			$28,535,886

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling

37                         Invesco Senior Income Trust

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2018, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$81,508,885	$—	$81,508,885
Not subject to expiration	—	89,424,011	89,424,011
	$81,508,885	$89,424,011	$170,932,896

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2018 was $307,752,306 and $361,265,110, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$40,451,455
Aggregate unrealized (depreciation) of investments	(76,255,214)
Net unrealized appreciation (depreciation) of investments	$(35,803,759)

Cost of investments for tax purposes is $1,321,815,797.

NOTE 11—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
Beginning shares	180,036,160	180,036,160
Shares issued through dividend reinvestment	—	—
Ending shares	180,036,160	180,036,160

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 12—Variable Rate Term Preferred Shares

On June 19, 2018, the Trust redeemed all of its outstanding VRTP Shares at their liquidation preference, including accrued and unpaid dividends, if any, through the redemption date. The redemptions were funded with proceeds received from the issuance of VRDP Shares.

Dividends paid on the VRTP Shares (which are treated as interest expense for financial reporting purposes) were declared daily and paid quarterly. As of June 18, 2018, the dividend rate was equal to the three month USD LIBOR interest rate plus a spread of 1.55%, which was based on the long-term credit rating assigned to the VRTP Shares by Moody’s Investors Service, Inc.

The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRTP Shares during the period ended, March 1, 2018 through June 18, 2018, were $75,000,000 and 3.68%, respectively.

The Trust was subject to certain restrictions relating to the VRTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions would have precluded the Trust from declaring any distributions to common shareholders or purchasing common shares and/or would have triggered an increased rate which, if not cured, would have caused the mandatory redemption of VRTP Shares at the liquidation preference plus any accumulated but unpaid dividends. Dividends paid on VRTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

38                         Invesco Senior Income Trust

NOTE 13—Variable Rate Demand Preferred Shares

On June 14, 2018, the Trust issued 1,250 Series W-7 VRDP Shares with a liquidation preference of $100,000 per share to Barclays Bank PLC, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of the VRDP Shares were used to redeem all of the Trust’s outstanding VRTP Shares. VRDP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Trust is required to redeem all outstanding VRDP Shares on June 1, 2028, unless earlier redeemed or repurchased. VRDP Shares are subject to an optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the transfer of the VRDP Shares that are recorded as a deferred charge and are being amortized over a period of ten years to June 1, 2028. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate demand preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VRDP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August 31, 2018, the dividend rate is equal to the USD LIBOR interest rate plus a spread of 0.15%, which is based on the short-term credit rating assigned to the VRDP Shares by Moody’s Investors Service, Inc. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDP Shares during the period, June 14, 2018 through August 31, 2018, were $125,000,000 and 2.11%, respectively.

The Trust is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VRDP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate demand preferred shares on the Statement of Assets and Liabilities. The fair value of VRDP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VRDP Shares, and therefore the “spread” on the VRDP Shares (determined in accordance with the VRDP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VRDP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially and/or the credit rating assigned to the VRDP Shares is downgraded. Unpaid dividends on VRDP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VRDP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 14—Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the six months ended August 31, 2018, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$1,532,982	$1,410,343

NOTE 15—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2018:

Declaration Date	Amount per Share	Record Date	Payable Date
September 4, 2018	$0.0195	September 14, 2018	September 28, 2018
October 1, 2018	$0.0195	October 16, 2018	October 31, 2018

39                         Invesco Senior Income Trust

NOTE 16—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2018		Years ended February 28,		Year ended February 29, 2016	Years ended February 28,
			2018	2017		2015	2014
Net asset value, beginning of period	$4.91		$4.93	$4.30	$5.05	$5.25	$5.17
Net investment income(a)	0.11		0.23	0.29	0.31	0.32	0.31
Net gains (losses) on securities (both realized and unrealized)	0.01		0.00	0.63	(0.74)	(0.20)	0.13
Total from investment operations	0.12		0.23	0.92	(0.43)	0.12	0.44
Less:
Dividends paid to common shareholders from net investment income	(0.12)		(0.22)	(0.26)	(0.32)	(0.32)	(0.36)
Return of Capital	N/A		(0.03)	(0.03)	N/A	N/A	N/A
Total distributions	(0.12)		(0.25)	(0.29)	(0.32)	(0.32)	(0.36)
Net asset value per common share, end of period	$4.91		$4.91	$4.93	$4.30	$5.05	$5.25
Market value per common share, end of period	$4.33		$4.40	$4.72	$3.76	$4.68	$5.03
Total return at net asset value(b)	2.71%		5.32%	22.59%	(8.31)%	2.90%	8.69%
Total return at market value(c)	1.07%		(1.42)%	34.22%	(13.48)%	(0.46)%	(3.34)%
Net assets, end of period (000’s omitted)	$884,053		$883,245	$888,270	$773,748	$908,720	$945,510
Portfolio turnover rate(d)	24%		60%	69%	55%	63%	99%
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.06	%(e)	2.64%	2.37%	2.34%	2.20%	2.18%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.65	%(e)	1.61%	1.58%	1.69%	1.65%	1.63%
Without fee waivers and/or expense reimbursements	3.06	%(e)	2.64%	2.38%	2.34%	2.20%	2.18%
Ratio of net investment income	4.58	%(e)	4.66%	6.15%	6.57%	6.22%	5.98%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$125,000		$75,000	$125,000	$125,000	$125,000	$125,000
Total borrowings (000’s omitted)	$238,250		$292,500	$225,000	$225,000	$284,000	$277,000
Asset coverage per $1,000 unit of senior indebtedness(f)	$5,234		$4,275	$5,503	$4,994	$4,640	$4,865
Asset coverage per preferred share(g)	$807,242		$1,277,659	$810,616	$718,998	$826,976	$856,408
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $883,094.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(g)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

N/A	= Not Applicable

40                         Invesco Senior Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of Invesco Senior Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End Loan Participation Funds Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was reasonably comparable to the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management

41                         Invesco Senior Income Trust

administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

42                         Invesco Senior Income Trust

Distribution Information

The following table sets forth on a per share basis the distribution that was paid in March 2018. Included in the table is a written statement of the sources of the distribution on a GAAP basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
08/29/18	VVR	$0.0189	$0.000	$0.0006	$0.0195

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

43                         Invesco Senior Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 9, 2018. The Meeting was held for the following purpose:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1).	Bruce L. Crockett	162,758,731	3,346,259
	Jack M. Fields	162,830,258	3,274,732
	Martin L. Flanagan	162,792,548	3,312,442
	Robert C. Troccoli	162,768,428	3,336,562

44                         Invesco Senior Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Forms N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-08743	VK-CE-SINC-SAR-1	10252018 1526

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the affiliate of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Senior Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.